Cash and short-term deposits	12 Months Ended
Dec. 31, 2022
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Cash and short-term deposits
16. Cash and short-term deposits

	December 31,
	2022	2021
	£’000s	£’000s
Cash	5,230	93,727
Short-term deposits	51,104	569

Total	56,334	94,296

Short-term deposits are available immediately or within 90 days and earn interest at the respective short-term deposit rates.